Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 19,552	$ 22,711
Accounts receivable	7,722	3,363
Subscription receivable	3,596	0
Prepaid expenses	2,254	25
Inventory	121	184
Deposits	50	61,550
Notes receivable	0	4,193
Total current assets	33,295	92,026
Oil and natural gas properties, using the successful efforts method of accounting:
Proved properties	367,372	178,835
Unproved properties	152,741	227,525
Accumulated depletion, depreciation and amortization	(17,477)	(1,566)
Total oil and natural gas properties, net	502,636	404,794
Other property and equipment, net	1,092	1,088
Other noncurrent assets	907	0
Total assets	537,930	497,908
Current liabilities:
Accounts payable - trade	7,581	11,118
Accrued liabilities	12,374	19,678
Other current liabilities	2,480	184
Total current liabilities	22,435	30,980
Noncurrent liabilities:
Deferred income taxes	38,898	0
Asset retirement obligations	2,293	2,212
Other	78	0
Commitments and contingencies (Note 10)
Stockholders' equity / partners' capital:
Partners' capital	0	458,970
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding at June 30, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 92,728,781 and 91,967,565 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	9	0
Additional paid-in capital	581,426	0
Accumulated deficit	107,209	5,746
Total stockholders' equity / partners' capital	474,226	464,716
Total liabilities and stockholders' equity	$ 537,930	$ 497,908